Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 10. INCOME TAX
The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Net operating loss carryforward	$10,459	$—
Organizational costs/Startup expenses	203,589	—

Total deferred tax asset	214,048	—
Valuation allowance	(214,048)	—

Deferred tax asset, net	$—	$—

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(214,048)	—
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	214,048	—

Income tax provision	$—	$—

As of December 31, 2020 and 2019, the Company had $49,805 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2020 and 2019, the change in the valuation allowance was $214,048 and $0, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	—%
Change in fair value of warrant liability	16.3%	—%
Change in valuation allowance	(4.7)%	—%

Income tax provision	(—)%	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.